Cover	Sep. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-41097
Entity Registrant Name	CARDIO DIAGNOSTICS HOLDINGS, INC.
Entity Central Index Key	0001870144
Entity Tax Identification Number	87-0925574
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	311 W. Superior Street
Entity Address, Address Line Two	Suite 444
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(855)
Local Phone Number	226-9991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.00001
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	CDIO
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one-half of one share of common stock
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Common Stock
Trading Symbol	CDIOW
Security Exchange Name	NASDAQ